Schedule of Share-Based Payment Award Stock Options Valuation Assumptions (Details) - Stock options [member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.52%	0.89%
Expected life	5 months 4 days	1 year 6 months 21 days
Expected volatility	111.00%	159.00%
Expected dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	0.00%
Weighted average fair value per share	$ 0.28	$ 0.24
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.29%	0.33%
Expected life	2 years	3 years
Expected volatility	125.00%	245.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.76%	0.79%
Expected life	5 years	5 years
Expected volatility	234.00%	257.00%